Wells in Progress (Tables)	12 Months Ended
Dec. 31, 2011
Wells In Progress [Abstract]
Net changes in capitalized additions to wells in progress

	For the Year Ended December 31,
	2011	2010
Beginning balance	$1,219,254	-
Additions to capital wells in progress costs	8,904,532	1,219,254
Reclassifications to proved properties	(3,698,563)	-

Ending balance	$6,425,509	$1,219,254